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                                                Filed Pursuant to Rule 497(j)
                                                Registration File Nos.: 33-86578
                                                                        811-8870


                        DAVIS INTERNATIONAL SERIES, INC.
                     CERTIFICATION PURSUANT TO RULE 497 (j)

The undersigned on behalf of Davis International Series, Inc. ("the Registrant") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 485 (b) would not have materially differed from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.

Dated:  February  2, 2002

Davis International Series Inc.


By: /s/ Thomas D. Tays
-----------------------------
Thomas D. Tays, Secretary